Accounts Receivable - Movement in reserve for expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Opening Balance	$ 10,739	$ 3,475
Bad debt expense	10,065	12,225
Amounts written off	(11,408)	(4,961)
Ending Balance	$ 9,396	$ 10,739